EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2018
Disclosure of employee benefit plans [Abstract]
Disclosure of employee benefits [text block]
NOTE 18. EMPLOYEE BENEFIT PLANS

The following table shows liabilities relating to post-employment benefit plans:

Post-employment and long-term benefit plans	December 31, 2018	December 31, 2017
In millions of COP
Defined benefit pension plan	128,246	131,589
Severance obligation	30,732	38,041
Retirement Pension Premium Plan and Senior Management Pension Plan Premium	120,966	119,526
Other long term benefits	439,321	408,245
Post-employment and long-term benefit plans	719,265	697,401

These benefits include all types of payments that the Bank provides to its employees. The recognition of liabilities related to post-employment and long-term employee benefit plans is based on actuarial computations which involve judgments and assumptions made by management (with the assistance of actuaries) related to the future macroeconomic and employee demographic factors, among others, which will not necessarily coincide with the future outcome of such factors.

Short-term employment benefit plans recognized in the Statement of Financial Position in the line “Other liabilities” consist of the following:

Other employment benefit plans	December 31, 2018	December 31, 2017
In millions of COP
Current severance obligation (1)	113,654	106,334
Other bonuses and short-term benefits	351,697	336,285
Other employment benefit plans	465,351	442,619

(1)	See severance obligation

As of December 31, 2016, the amount recognized through Profit and Losses, due to benefit employee plans' current service cost and interest cost, was COP 165,577; on the other hand, COP 14,482 was recognized through other comprehensive income as a result of the net actuarial gain or loss due to change in assumptions, demographic experience and foreign currency translation effect.

Bonuses and short-term benefits

As of December 31, 2018 and 2017, the amounts of COP 351,697 and COP 336,285, respectively, were recognized by the Bank as bonuses related to private agreements in connection with the employees' variable compensation.

Post-employment benefits

Defined benefit pension plan

Colombia

Under Colombian law, employee pension obligations are managed as a defined contribution plan since 1990. The Bank’s legal retirement benefit obligation as of December 31, 2018 and 2017 relates to retired employees who rendered services to the Bank before the current regulations took effect. Under this unfunded plan, benefits are based on length of service and level of compensation. As of December 2018, 644 participants were covered by this plan, and as of December 2017, 671 participants.

For purposes of the projected assessment of the pension plan obligation, in the absence of a deep market of high quality corporate debt, the sovereign bond curve of the Colombian Government is used, with maturity similar to the residual life of the obligation of the projected benefit. The net cost of pensions is accounted for in the Consolidated Statement of Income as “Salaries and employee benefits”, and includes the interest costs and cost of current service.

Unfunded defined benefit pension plan of the Parent Company	2018	2017
In millions of COP
Present value of the obligation as of January 1	125,480	123,282
Interest cost	7,547	8,117
Benefits paid	(11,795)	(11,553)
Net actuarial (gain) / loss due to changes in demographic assumptions	(2,220)	2,216
Net actuarial (gain) / loss due to plan experience	3,371	3,418
Defined obligation, unfunded as of December 31	122,383	125,480

Panama

The pension plan for Banistmo and its subsidiaries provides for defined benefits based on average salary paid during the most recent 120 months before retirement and years of service of certain employees entitled to receive the benefits. The pension benefit vests after 10 years of service. As of December 31, 2018 and 2017, there were 60 participants (30 participants with deferred benefits and 30 participants receiving benefits), and 62 participants (31 participants with deferred benefits and 31 participants receiving benefits), respectively:

Funded defined benefit pension plan of Banistmo	2018	2017
In millions of COP
Present value of the obligation as of January 1	6,109	6,649
Interest cost	177	198
Actuarial (gain)/loss – experience	(536)	68
Actuarial (gain)/loss - financial assumptions	46	61
Benefits paid from plan assets	(405)	(825)
Foreign currency translation effect	472	(42)
Defined obligation, unfunded as of December 31	5,863	6,109

Severance obligation

Colombia

Under Colombian labor regulations, employees hired before 1990 are entitled to receive one month’s salary for each year of service. This benefit accumulates and is paid to the employees upon their termination or retirement from the Bank, calculated based on the employees’ last salary base; however, employees may request advances against this benefit at any time. In 1990, the Colombian government revised its labor regulations for new employees to permit companies, subject to the approval of the employees, to transfer this severance obligation annually to private pension funds (this scheme of employee benefits is known as the current severance obligation). The Bank’s severance obligations relate to employees hired before 1990.

As of December 2018 and 2017, 453 and 572 participants respectively, were covered by this plan.

The balances recognized in the Statement of Financial Position are listed below:

Defined benefit severance obligation plan	2018	2017
In millions of COP
Present value of the obligation as of January 1	38,041	51,289
Current cost of service	1,598	2,562
Interest cost	2,333	3,419
Benefits paid	(11,586)	(11,298)
Net actuarial loss/ (gain) due to assumption changes and plan experience	346	(7,931)
Defined obligation, unfunded as of December 31	30,732	38,041
Current severance regimen	113,654	106,334
Total severance	144,386	144,375

Retirement Pension Premium Plan and Senior Management Pension Plan Premium

Colombia

Under Colombian labor regulations, employers and employees are entitled to negotiate compensation, other than the retirement benefit prescribed by law, by means of private agreements. The Bank’s employees participating in defined contribution plans are entitled to receive, on their retirement date, a one-time payment at the time based on the salary of the employee at their retirement date.

On the other hand, the Bank has established a retirement benefit plan for its senior management executives. Under this plan, the executives are entitled to receive a one-time payment on their retirement date based on the number of years of service to the organization.

El Salvador

By means of Decree 592 of 2013, under Salvadorian labor regulations, employees are entitled to receive 15 days of salary for each year of service. This benefit is payable upon retirement, resignation, unjustified dismissal, death and disability. As of December 31, 2018 and 2017, there were 2,837 and 2,940 participants respectively, covered by the plan.

Since 2018, Banagrícola S.A established a retirement benefit plan for its senior management executives. Under this plan, the executives are entitled to receive a one-time payment on their retirement date, death or disability based on the number of years of service to the organization. As of December 31, 2018 there was 1 participant covered by the plan.

Guatemala

Grupo Agromercantil Holding has established a retirement pension plan for its employees. Under this plan, the employees are entitled to receive a lifetime payment of 50% of their monthly nominal wage, if they are 70 years old and have 30 years of service, or if they are 65 years old and have 40 years of service. On the other hand, the employees are entitled to receive a lifetime payment of 70% of their monthly nominal wage, if they are 70 years old and have 40 years of service, or they are 65 years old and have 45 years of service.

Panama

Since 2018, Banistmo S.A established a retirement benefit plan for its senior management executives. Under this plan, the executives are entitled to receive a one-time payment on their retirement date, death or disability based on the number of years of service to the organization. As of December 31, 2018 there was 1 participant covered by the plan.

The annual change of the present value of the obligations of defined benefit plans is as follows:

Retirement Pension Premium Plan and Senior Management Pension Plan Premium	2018	2017
In millions of COP
Present value of the obligation as of January 1	119,526	105,158
Current service cost	8,294	7,294
Interest cost	7,391	6,881
Benefits paid	(6,590)	(1,224)
First time application effect of IAS 19 to new defined benefit obligation of Transportempo at December 31, 2017 (1)	-	237
First time application effect of IAS 19 to new defined benefit obligation of Banistmo at December 31, 2018 (2)	2,479	-
First time application effect of IAS 19 to new defined benefit obligation of Banagrícola at December 31, 2018 (3)	821	-
Net actuarial (gain) / loss due to assumption changes and plan experience (4)	(11,272)	1,195
Foreign currency translation effect	317	(15)
Defined obligation, unfunded as of December 31	120,966	119,526

(1)
Pursuant to a private agreement reached between Transportempo and its employees, the Bank’s subsidiary has decided to recognize a new employee benefit plan based on the employees’ seniority and their current salary at the moment when the service is vested.

(2)	Banistmo S.A has decided to recognize a new employee benefit plan for its senior management executives based on the number of years of service to the organization.
(3)	Banagrícola S.A has decided to recognize a new employee benefit plan for its senior management executives based on the number of years of service to the organization.
(4)
The increase in actuarial gains from experience adjustment is mainly due to a greater than expected reduction in the number of the Bank’s participants in the pension premium plan during the yaer ended as of December 31, 2018

Other long term benefits

In addition to legal benefits and the aforementioned post-employment benefits, the Bank grants to its employees other benefits based on the employees’ seniority. For the periods ended December 31, 2018 and December 31, 2017, the reconciliation of the other long term benefits is set below:

Other long term benefits	2018	2017
In millions of COP
Present value of the obligation as of January 1	408,245	364,424
Current service cost	41,512	37,433
Interest cost	26,152	26,329
Benefits paid	(45,104)	(38,671)
Unfunded benefit obligation assumed for Grupo Agromercantil at December 31, 2017 (1)	-	340
First time application effect of IAS 19 to new defined benefit obligation of Renting at December 31, 2017 (2)	-	614
Loss due to assumption changes and plan experience	4,360	16,893
Foreign currency translation effect	4,156	883
Defined obligation, unfunded as of December 31	439,321	408,245

(1)
Former employees have been incorporated again in the Company’s payroll due to the private agreement reached between Comamesa (a Guatemalan subsidiary of Grupo Agromercantil and Serviva (security supplier).

(2)
Pursuant to a private agreement reached between Renting and its employees, the Bank’s subsidiary has decided to recognize a new employee benefit plan based on the employees’ seniority and their current salary at the moment when the service is vested.

Plan Assets

Colombia

As of December 2018, the Bank established an asset plan to secure the benefits promised in the Senior Management Pension Plan Premium. The contributions made to the assets plan managed by the Fondo de Pensiones Protección S.A., will be invested 100% in the accumulation stage in the Balanced Growth portfolio, which will remain in the announced portfolio until 5 years before the pension age. (Currently, 57 years old for women and 62 years old for men). At that moment, 100% of the contributions will be transferred to the Conservative Balanced portfolio.

The plan assets’ fair value as of December 31, 2018 is as follow:

Bancolombia's asset plan	2018	2017
In millions of COP
Retirement Pension Premium Plan	32,252	-
Total	32,252	-

	2018	2017
In millions of COP
Fair value of assets as of January 1,		-
Employer contributions	32,252	-
Fair value assets at the end of the year	32,252	-

Banistmo

The Bank, through its subsidiary Banistmo, has established a plan with assets to secure benefits promised by Banistmo to the employees entitled to receive the Pension Plan under the terms described above and to comply with Panama labor code, which specify the terms for securing the payments to be made in the event of an employee’s termination (voluntary or involuntary) or upon retirement (termination indemnity plan).

Banistmo’s pension and post-retirement plan assets consider investments in fixed-term deposits and cash and due from banks, in order to reduce the investment risk. The plan assets are managed by a trustee (third party). Likewise, the assets allocation is periodically reviewed by Banistmo and, when necessary, adjusted according to the investment strategy. The plan's investment assets are measured at fair value using significant, unobservable market data and, therefore, are classified as Level 3.

The expected return on assets assumption represents the long term rate of return based on analysis of historical returns, historical asset class volatilities and the fund’s past experience.

The components of the periodic net cost of the plans previously mentioned and the total of charges (credits) recognized in the Consolidated Statement of Income are as follows:

Banistmo asset plan	December 31, 2018	December 31, 2017
In millions of COP
Employee pension plan	4,884	4,765
Total	4,884	4,765

The following table details the change in plan assets:

	2018	2017
In millions of COP
Fair value of assets as of January 1	4,765	5,565
Interest income on plan assets	161	123
Return on plan assets greater/(less) than discount rate	(33)	(58)
Benefits paid	(405)	(825)
Foreign currency translation effect	396	(40)
Fair value assets as of December 31	4,884	4,765

Defined contribution plans

The expense recognized in the line “Salaries and employee benefits” of the Consolidated Statement of Income for defined contribution plans, for current severance regimen and pension benefits, is as follows:

Defined contribution plans	2018	2017
In millions of COP
Pension	182,991	171,713
Current severance regimen	57,130	54,510
Total	240,121	226,223

The economic assumptions used in the determination of the present value of the defined benefit plans, in nominal terms, are as follows:

Colombia

Main projected assumptions	December 31, 2018	December 31, 2017
Discount rate	6.90%	6.60%
Rate of wage increase	5.70%	7.00%
Projected inflation	3.40%	4.00%

Bancolombia Panama

Main projected assumptions	December 31, 2018	December 31, 2017
Discount rate	4.00%	3.00%
Rate of wage increase	2.00%	3.00%
Projected inflation	1.00%	2.00%

Banistmo

Main projected assumptions	December 31, 2018	December 31, 2017
Discount rate	4.00%	3.00%
Expected long-term rate of return on plan assets	2.30%	2.10%
Rate of wage increase	3.00%	3.00%

El Salvador

Main projected assumptions	December 31, 2018	December 31, 2017
Discount rate	4.10%	3.60%
Rate of wage increase	2.50%	2.50%
Projected inflation	1.50%	1.50%

Guatemala

Main projected assumptions	December 31, 2018	December 31, 2017
Discount rate	8.20%	8.20%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%

In 2018, the assumption of mortality used in the preparation of the assessment of the estimated liabilities is based on tables RP-2000, CSO-80 and RV-08, which reflect average ages of mortality from 32-75 years. The rate used to discount the obligation of the defined benefit plan to reflect the duration of the labor liabilities as of December 2018 corresponds to the yield of sovereign bonds of each country where the plan is established, either Colombia, Panama, Guatemala and El Salvador, as applicable, since the market transactions of these countries involving corporate bonds of high quality have no high levels of activity. The assumption of the rate of inflation is based on the long term projection of the Central Bank of Colombia, Panama, Guatemala and El Salvador.

The nature of the risks related to the obligations aforementioned are summarized below:

Investment risk
The present value of the obligation for the defined benefits plan is calculated using a discount rate determined with reference to high quality sovereign yields of each country. Currently, the plan includes investment in financial instruments that are not vulnerable to market risks

Interest rate risks	A reduction of the bond interest rates will increase the obligation of the plan
Longevity risk
The present value of the obligation of the defined benefit plan is calculated with reference to the highest estimate of the mortality of participants during their time of employment. An increase in the life expectancy of the participants will increase the plan obligation

Salary risk
The present value of the obligation of the benefit plan is calculated with reference to the future salaries of the participants. As such, an increase in the participants' wages will increase the obligation of the plan

Estimated payment of future benefits

The payments of benefits, which reflect future service rendered, are considered to be paid as follows:

Years	Pension Benefits	Other benefits
In millions of COP
2019	12,741	58,498
2020	12,820	52,205
2021	12,819	60,941
2022	12,723	67,609
2023	12,556	65,015
2024 to 2028	58,018	319,002

Sensitivity analysis

Defined Benefit Obligations (DBO) was calculated using the Projected Unit Credit method. Obligations and expenses will change in the future as a result of future changes in the methods of projection and assumption, participant information, plan provisions and regulations, or as resulting from future gains and losses.

Pension plan Bancolombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.40%	0.50% increase	(4,342)
Discount rate	6.40%	0.50% decrease	4,649
Salary increases	4.00%	0.50% increase	5,065
Salary increases	3.00%	0.50% decrease	(4,763)
Mortality Table	RV-08 ("Rentistas Validos")	One year increase in life expectancy	4,966

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.40%	0.50% increase	(4,815)
Discount rate	6.40%	0.50% decrease	5,318
Salary increases	6.50%	0.50% increase	5,370
Salary increases	5.50%	0.50% decrease	(4,922)

Severance obligation

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.40%	0.50% increase	(755)
Discount rate	6.40%	0.50% decrease	787
Salary increases	6.50%	0.50% increase	1,785
Salary increases	5.50%	0.50% decrease	(1,734)

Senior Management Pension Plan Premium Bancolombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.40%	0.50% increase	(913)
Discount rate	6.40%	0.50% decrease	959
Salary increases	6.50%	0.50% increase	956
Salary increases	5.50%	0.50% decrease	(919)

Senior Management Pension Plan Premium Banagricola

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	4.60%	0.50% increase	(26)
Discount rate	3.60%	0.50% decrease	27
Salary increases	3.00%	0.50% increase	27
Salary increases	2.00%	0.50% decrease	(26)

Senior Management Pension Plan Premium Banistmo

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	4.50%	0.50% increase	(90)
Discount rate	3.50%	0.50% decrease	95
Salary increases	3.50%	0.50% increase	94
Salary increases	2.50%	0.50% decrease	(91)

Pension Plan Banistmo

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	4.50%	0.50% increase	(261)
Discount rate	3.50%	0.50% decrease	283
Mortality Table	RP-2000	One year increase in life expectancy	182

Other long term benefits

Colombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.40%	0.50% increase	(11,938)
Discount rate	6.40%	0.50% decrease	12,762
Salary increases	6.50%	0.50% increase	12,800
Salary increases	5.50%	0.50% decrease	(12,084)

El Salvador

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	4.60%	0.50% increase	(656)
Discount rate	3.60%	0.50% decrease	712
Salary increases	3.00%	0.50% increase	112
Salary increases	2.00%	0.50% decrease	(145)

Guatemala

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.70%	0.50% increase	(24,380)
Discount rate	7.70%	0.50% decrease	29,625
Salary increases	5.50%	0.50% increase	28,711
Salary increases	4.50%	0.50% decrease	(25,119)
Mortality Table	RP-2000	One year increase in life expectancy	27,661